Share-Based Payments - Equity-Settled Share-Based Payments (Details) - Own - EUR (€) shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
SHARE-BASED PAYMENTS
Matching contribution to employee investment		40.00%
Actual matching contribution (as a percent)	80.00%
Number of shares purchased	1.4	5.0
Non-executives
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares		€ 20
Actual subsidy to purchase SAP shares	€ 40